Reserves - Summary of Other Components of Equity (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of other components of equity [line items]
Other components of equity	¥ (38,653)	$ (5,441)	¥ (64,995)
Foreign currency translation reserve [member]
Disclosure of other components of equity [line items]
Other components of equity	(27,971)	(3,937)	(44,699)
Performance shares reserves [member]
Disclosure of other components of equity [line items]
Other components of equity	19,758	2,781	19,758
Premium paid for acquisition of non-controlling interests [member]
Disclosure of other components of equity [line items]
Other components of equity	(7,986)	(1,124)	(9,463)
Fair value reserve of financial assets at FVOCI [member]
Disclosure of other components of equity [line items]
Other components of equity	¥ (22,454)	$ (3,161)	¥ (30,591)